Cover	May 25, 2023
Cover [Abstract]
Entity Registrant Name	SOUND CAVE TECHNOLOGY INC
Entity Central Index Key	0001912540
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 25, 2023
Entity Incorporation State Country Code	WY
Entity File Number	333-263405
Entity Tax Identification Number	37-2028652
Entity Address Address Line 1	43 Cathy Jean Crescent
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Postal Zip Code	M9V 4T2
City Area Code	417
Local Phone Number	322-6228
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false